Schedule of Investments (unaudited) October 31, 2020	iShares® MSCI USA Momentum Factor ETF (Formerly iShares® Edge MSCI USA Momentum Factor ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.1%
Teledyne Technologies Inc.(a)	42,339	$13,089,102

Automobiles — 6.1%
Tesla Inc.(a)(b)	1,836,387	712,591,611

Beverages — 0.3%
Monster Beverage Corp.(a)	393,063	30,096,834

Biotechnology — 7.4%
AbbVie Inc.	1,508,301	128,356,415
Alnylam Pharmaceuticals Inc.(a)	166,840	20,516,315
Amgen Inc.	892,359	193,588,362
Biogen Inc.(a)	176,903	44,591,939
BioMarin Pharmaceutical Inc.(a)	221,372	16,476,718
Gilead Sciences Inc.	2,133,177	124,044,243
Incyte Corp.(a)(b)	222,511	19,278,353
Moderna Inc.(a)	680,218	45,894,308
Neurocrine Biosciences Inc.(a)(b)	100,205	9,887,227
Regeneron Pharmaceuticals Inc.(a)	203,920	110,842,755
Sarepta Therapeutics Inc.(a)(b)	83,426	11,338,428
Seagen Inc.(a)	241,275	40,244,670
Vertex Pharmaceuticals Inc.(a)	458,458	95,524,309

		860,584,042

Capital Markets — 3.3%
BlackRock Inc.(c)	144,921	86,838,112
FactSet Research Systems Inc.	35,027	10,735,776
MarketAxess Holdings Inc.	72,273	38,944,306
Moody’s Corp.	208,635	54,850,141
MSCI Inc.	180,032	62,982,395
S&P Global Inc.	370,586	119,599,220
Tradeweb Markets Inc., Class A	128,386	6,994,469

		380,944,419

Commercial Services & Supplies — 0.1%
Rollins Inc.(b)	138,883	8,034,382

Electric Utilities — 1.4%
Eversource Energy	289,814	25,292,068
NextEra Energy Inc.	1,962,665	143,686,704

		168,978,772

Electrical Equipment — 0.2%
Rockwell Automation Inc.	113,867	27,000,143

Entertainment — 3.9%
Activision Blizzard Inc.	1,064,784	80,636,092
Electronic Arts Inc.(a)	388,267	46,526,035
Netflix Inc.(a)	634,681	301,943,139
Roku Inc.(a)(b)	144,091	29,164,018

		458,269,284

Equity Real Estate Investment Trusts (REITs) — 3.8%
American Tower Corp.	563,914	129,502,850
Crown Castle International Corp.	591,619	92,410,888
Digital Realty Trust Inc.	389,960	56,271,228
Equinix Inc.	154,527	112,996,323
SBA Communications Corp.	187,529	54,452,796

		445,634,085

Food & Staples Retailing — 2.0%
Costco Wholesale Corp.	536,475	191,854,190
Kroger Co. (The)	1,119,215	36,049,915

		227,904,105

Security	Shares	Value

Food Products — 0.7%
Campbell Soup Co.	231,152	$10,787,864
General Mills Inc.	842,731	49,822,257
Hormel Foods Corp.	421,789	20,536,906

		81,147,027

Health Care Equipment & Supplies — 4.2%
Baxter International Inc.	718,118	55,704,413
Danaher Corp.(b)	968,399	222,286,306
DexCom Inc.(a)(b)	227,988	72,860,405
Insulet Corp.(a)(b)	151,805	33,738,661
Masimo Corp.(a)(b)	120,479	26,965,610
ResMed Inc.	204,691	39,288,391
West Pharmaceutical Services Inc.	150,743	41,012,648

		491,856,434

Health Care Providers & Services — 5.6%
AmerisourceBergen Corp.	168,411	16,179,245
Centene Corp.(a)	819,430	48,428,313
Cigna Corp.	440,168	73,494,851
DaVita Inc.(a)(b)	149,767	12,917,404
Humana Inc.	216,874	86,593,450
McKesson Corp.	173,169	25,540,696
Molina Healthcare Inc.(a)	77,034	14,364,530
UnitedHealth Group Inc.	1,230,557	375,492,163

		653,010,652

Health Care Technology — 0.8%
Teladoc Health Inc.(a)(b)	175,441	34,467,139
Veeva Systems Inc., Class A(a)	213,076	57,541,174

		92,008,313

Hotels, Restaurants & Leisure — 0.2%
Domino’s Pizza Inc.	64,861	24,538,214

Household Products — 0.4%
Clorox Co. (The)	215,182	44,596,469

Insurance — 0.1%
Brown & Brown Inc.	215,118	9,359,784

Interactive Media & Services — 5.2%
Alphabet Inc., Class A(a)	180,196	291,216,557
Alphabet Inc., Class C, NVS(a)	187,571	304,054,467
Zillow Group Inc., Class C, NVS(a)(b)	173,531	15,378,317

		610,649,341

Internet & Direct Marketing Retail — 5.4%
Amazon.com Inc.(a)	206,280	626,297,022

IT Services — 1.6%
Akamai Technologies Inc.(a)	206,000	19,594,720
Black Knight Inc.(a)	201,910	17,757,985
EPAM Systems Inc.(a)(b)	78,715	24,318,999
Global Payments Inc.	267,795	42,241,984
Jack Henry & Associates Inc.	94,481	14,006,808
Leidos Holdings Inc.	187,107	15,529,881
MongoDB Inc.(a)	60,626	13,851,222
Okta Inc.(a)	208,852	43,823,415

		191,125,014

Life Sciences Tools & Services — 2.5%
Avantor Inc.(a)(b)	588,579	13,696,234
Bio-Rad Laboratories Inc., Class A(a)	43,017	25,226,029
Thermo Fisher Scientific Inc.(b)	525,261	248,511,484

		287,433,747

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI USA Momentum Factor ETF (Formerly iShares® Edge MSCI USA Momentum Factor ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Media — 1.3%
Cable One Inc.	11,418	$19,774,377
Charter Communications Inc., Class A(a)	184,281	111,272,553
Liberty Broadband Corp., Class C, NVS(a)(b)	118,529	16,796,745

		147,843,675

Metals & Mining — 1.1%
Newmont Corp.	2,014,000	126,559,760

Multiline Retail — 1.5%
Dollar General Corp.	387,616	80,899,336
Target Corp.	654,092	99,565,884

		180,465,220

Pharmaceuticals — 8.2%
Bristol-Myers Squibb Co.	3,063,395	179,055,438
Catalent Inc.(a)	293,364	25,748,558
Eli Lilly & Co.	1,691,792	220,711,184
Johnson & Johnson	3,178,150	435,756,146
Zoetis Inc.	561,012	88,948,453

		950,219,779

Professional Services — 0.6%
CoStar Group Inc.(a)	53,381	43,965,126
IHS Markit Ltd.	360,799	29,177,815

		73,142,941

Road & Rail — 0.3%
Old Dominion Freight Line Inc.	160,138	30,485,471

Semiconductors & Semiconductor Equipment — 9.2%
Advanced Micro Devices Inc.(a)(b)	2,144,561	161,463,998
Intel Corp.	4,595,134	203,472,534
Lam Research Corp.	131,615	45,022,859
Micron Technology Inc.(a)	985,142	49,592,048
NVIDIA Corp.	1,092,775	547,873,674
Qorvo Inc.(a)	154,003	19,613,822
Skyworks Solutions Inc.	197,711	27,934,587
Teradyne Inc.	178,934	15,719,352

		1,070,692,874

Software — 15.4%
Adobe Inc.(a)	784,068	350,556,803
ANSYS Inc.(a)(b)	135,277	41,174,260
Autodesk Inc.(a)(b)	258,837	60,966,467
Avalara Inc.(a)(b)	129,618	19,319,563
Cadence Design Systems Inc.(a)(b)	395,351	43,239,539
Citrix Systems Inc.	246,575	27,929,550
Coupa Software Inc.(a)(b)	107,608	28,806,662
Crowdstrike Holdings Inc., Class A(a)(b)	189,843	23,510,157
Datadog Inc., Class A(a)	189,685	17,213,914
DocuSign Inc.(a)(b)	424,375	85,829,844
Dynatrace Inc.(a)	278,874	9,847,041
Fair Isaac Corp.(a)	38,308	14,995,667

Security	Shares	Value

Software (continued)
Fortinet Inc.(a)	207,612	$22,914,136
Microsoft Corp.	2,751,571	557,110,580
NortonLifeLock Inc.	1,130,835	23,261,276
Paycom Software Inc.(a)(b)	63,745	23,208,917
RingCentral Inc., Class A(a)	146,640	37,882,978
ServiceNow Inc.(a)	327,073	162,741,713
Slack Technologies Inc., Class A(a)	446,090	11,410,982
Splunk Inc.(a)	149,811	29,668,570
Synopsys Inc.(a)	222,383	47,558,828
Tyler Technologies Inc.(a)(b)	73,728	28,339,569
Zoom Video Communications Inc., Class A(a)	269,649	124,283,920

		1,791,770,936

Specialty Retail — 0.1%
Tiffany & Co.	107,699	14,091,337

Technology Hardware, Storage & Peripherals — 6.0%
Apple Inc.	6,454,152	702,598,987

Textiles, Apparel & Luxury Goods — 0.4%
Lululemon Athletica Inc.(a)	144,683	46,195,835

Wireless Telecommunication Services — 0.5%
T-Mobile U.S. Inc.(a)	507,915	55,652,247

Total Common Stocks — 99.9% (Cost: $9,532,850,052)		11,634,867,858

Short-Term Investments

Money Market Funds — 2.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(c)(d)(e)	297,768,568	297,977,006
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	11,899,000	11,899,000

		309,876,006

Total Short-Term Investments — 2.6% (Cost: $309,830,866)		309,876,006

Total Investments in Securities — 102.5% (Cost: $9,842,680,918)		11,944,743,864

Other Assets, Less Liabilities — (2.5)%		(294,141,747)

Net Assets — 100.0%		$11,650,602,117

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI USA Momentum Factor ETF (Formerly iShares® Edge MSCI USA Momentum Factor ETF)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$154,042,048	$144,026,388	(a)	$—	$(5,047)	$(86,383)	$297,977,006	297,768,568	$177,419	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,679,000	1,220,000	(a)	—	—	—	11,899,000	11,899,000	3,941		—
BlackRock Inc.	76,752,910	9,515,686		(3,020,918)	775,270	2,815,164	86,838,112	144,921	508,494		—

					$770,223	$2,728,781	$396,714,118		$689,854		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	90	12/18/20	$14,691	$(502,841)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$11,634,867,858	$—	$—	$11,634,867,858
Money Market Funds	309,876,006	—	—	309,876,006

	$11,944,743,864	$—	$—	$11,944,743,864

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(502,841)	$—	$—	$(502,841)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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